Other Payables (Tables)	12 Months Ended
Dec. 31, 2022
Text block [abstract]
Summary of Other Payables

	December 31, 2021	December 31, 2022
	NT$000	NT$000
Payable to equipment suppliers	1,816,555	1,405,931
Salaries and bonuses payable	829,762	1,002,577
Employees’ compensation payable	673,387	447,303
Pension payable	16,600	16,541
Directors’ remuneration payable	25,690	11,182
Interest payable	3,277	7,768
Other expense payable	1,013,168	905,179
	4,378,439	3,796,481